Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2017